CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (3,013)	$ (3,973)	$ (7,969)	$ (9,500)
Adjustments to reconcile net loss to net cash provided by operations (see Appendix A)	12,203	2,310	17,299	8,722
Net cash provided by (used in) operating activities	9,190	(1,663)	9,330	(778)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalized development costs	(5,417)	(4,449)	(9,788)	(7,984)
Acquisition of property and equipment	(849)	(178)	(1,009)	(274)
Loans granted to related company	(300)	(620)	(559)	(620)
Increase in bank deposits	312	(1,123)	(22,715)	(1,182)
Payments for acquisitions of subsidiaries, net of cash acquired	(14,934)	0	(14,934)	0
Interest received	612	424	1,045	448
Investments in financial assets	0	(97)	(284)	(97)
Proceeds from sub-lessee	56	69	111	69
Net cash used in investing activities	(20,520)	(5,974)	(48,133)	(9,640)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares	0	0	62,686	0
Interest paid	(1,254)	(745)	(2,339)	(1,020)
Changes in short-term bank credit	7,051	6,643	(12,404)	10,874
Royalties paid in respect to government assistance plans	0	(67)	0	(67)
Receipt of long-term bank loans	0	0	17,000	0
Repayment of long-term bank loans	(1,916)	(248)	(2,180)	(502)
Repayment of long-term loans from others	(581)	(1,055)	(1,723)	(2,261)
Repayment of other long-term liabilities	(76)	(67)	(100)	(136)
Employee options exercised	1,730	937	2,626	1,033
Principal lease payments	(683)	(489)	(1,269)	(1,063)
Net cash provided by financing activities	4,271	4,909	62,297	6,858
Increase (Decrease) in cash and cash equivalents	(7,059)	(2,728)	23,494	(3,560)
Balance of cash and cash equivalents at beginning of period	68,569	33,212	38,386	33,880
Gains (losses) from exchange differences on cash and cash equivalents	(523)	424	(994)	537
Gains (losses) from translation differences on cash and cash equivalents of foreign operations	925	142	1,026	193
Balance of cash and cash equivalents at end of period	61,912	31,050	61,912	31,050
Adjustments in respect of:
Depreciation and amortization	5,043	3,156	9,561	5,783
Post-employment benefit obligations, net	(9)	22	(5)	26
Deferred taxes	(283)	(36)	(772)	(72)
Finance expenses (income), net	1,750	(807)	2,562	(1,018)
Expenses in respect of long-term employee benefits	334	38	634	98
Share of loss of equity method investee	248	383	538	741
Long-term deferred income	261	(26)	570	(52)
Expenses in respect of share-based compensation	1,512	1,425	2,965	2,985
Total adjustments	8,856	4,155	16,053	8,491
Changes in operating asset and liability items:
Increase in restricted cash transferable to customers for processing activity	(447)	(6,493)	(4,539)	(16,456)
Increase in receivables from processing activity	(6,707)	(4,662)	(29,098)	(7,023)
Increase in trade receivables	(3,684)	(2,517)	(3,289)	(4,949)
Decrease (Increase) in other current assets	2,873	(1,237)	2,220	(238)
Decrease in inventory	901	4,432	1,445	850
Decrease in payables in respect of processing activity	9,304	15,095	35,257	31,510
Increase (Decrease) in trade payables	4,115	(4,516)	(269)	(2,032)
Decrease in other payables	(3,008)	(1,947)	(481)	(1,431)
Total changes in operating asset and liability items	3,347	(1,845)	1,246	231
Total adjustments to reconcile net loss to net cash provided by operations	12,203	2,310	17,299	8,722
Appendix B – Information regarding investing and financing activities not involving cash flows:
Purchase of property and equipment in credit	130	2	130	2
Acquisition of right-of-use assets through lease liabilities	63	243	584	338
Share based payments costs attributed to development activities, capitalized as intangible assets	222	254	346	485
Recognition of receivable balance in respect of sub-lease against derecognition of right-of-use asset in respect of lease of buildings	$ 0	$ 455	$ 0	$ 455